Significant Accounting Policies and Recent Accounting Pronouncements, Segment Reporting (Details) - Segment	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information [Abstract]
Number of reportable segments	3	1	1